Advances from Joint Venture Partners - Disclosure of detailed information about joint operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners (Note 8)	$ 994	$ 1,703
U.S.A.
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners (Note 8)	975	1,670
Sweden and Norway
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners (Note 8)	$ 19	$ 33